Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 38,933	¥ 35,038
Liability derivatives Fair value	25,073	40,209
Options held
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	3,332	3,888
Futures
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	25
Liability derivatives Fair value	417	690
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	568	92
Liability derivatives Fair value	98	60
Variable Annuity and Variable Life Insurance Contracts | Options held
Derivatives, Fair Value [Line Items]
Notional amount	46,926	265,094
Variable Annuity and Variable Life Insurance Contracts | Futures
Derivatives, Fair Value [Line Items]
Notional amount	51,021	34,586
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 20,884	¥ 13,415